Commitments and Contingencies - Litigations in Progress (Detail) - 12 months ended Dec. 31, 2018
₺ in Thousands, ₨ in Thousands, ₨ in Thousands, ฿ in Thousands, ¥ in Thousands, Rp in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩) LegalMatter	USD ($)	INR (₨)	PKR (₨)	CAD ($)	IDR (Rp)	BRL (R$)	TRY (₺)	CNY (¥)	THB (฿)
Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Estimated lawsuits	122
Provision for legal contingencies and claims | ₩	₩ 50,888
Litigations in progress [member] | Posco [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	27
Claim amount | ₩	₩ 75,218
Claim amount | ₩	₩ 75,218
Description	Lawsuit on claim for employee right and others(*1)
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	10
Claim amount | ₩	₩ 20,049
Claim amount | ₩	₩ 20,049
Description	Litigation for confirmation of deposit bond and others
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 64,808				$ 79,000
Claim amount	₩ 64,808				$ 79,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 72,254		₨ 4,518,694
Claim amount	₩ 72,254		4,518,694
Description	Lawsuit on claim for payment on guarantees and others(*1)
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	5
Claim amount	₩ 32,160	$ 28,763
Claim amount	₩ 32,160	28,763
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | Pakistan [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 1,003			₨ 124,775
Claim amount	₩ 1,003			₨ 124,775
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	120
Claim amount | ₩	₩ 442,812
Claim amount | ₩	₩ 442,812
Description	Lawsuit on claim for damages and others(*1)
Litigations in progress [member] | POSCO ICT [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	11
Claim amount | ₩	₩ 6,452
Claim amount | ₩	₩ 6,452
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ICT [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 2,103	1,881
Claim amount	₩ 2,103	1,881
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO ICT [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 2,933						R$ 10,182
Claim amount	₩ 2,933						10,182
Description	Lawsuit on revocation of claim for damage
Litigations in progress [member] | POSCO A&C [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	8
Claim amount | ₩	₩ 2,752
Claim amount | ₩	₩ 2,752
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO ENERGY CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩	₩ 3,039
Claim amount | ₩	₩ 3,039
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO E&C CHINA Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 7,234								¥ 44,446
Claim amount	₩ 7,234								44,446
Description	Lawsuit over contract dispute and others
Litigations in progress [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 1,400
Claim amount | ₩	₩ 1,400
Description	Lawsuit on claim for payment
Litigations in progress [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Thailand [Member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 17,491									฿ 509,191
Claim amount	₩ 17,491									฿ 509,191
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | PT. KRAKATAU POSCO [member] | Indonesia [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 16,236					Rp 211,407,872
Claim amount	₩ 16,236					Rp 211,407,872
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | POSCO E&C Vietnam Co., Ltd. [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 4,354	3,894
Claim amount	₩ 4,354	3,894
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | POSCO-China Qingdao Processing Center Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 1,103								6,774
Claim amount	₩ 1,103								6,774
Description	Lawsuit over contract dispute and others
Litigations in progress [member] | POSCO-Malaysia SDN. BHD. [member] | MYR [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Description	Lawsuit on claim for infringement of right
Litigations in progress [member] | Pos-Sea Pte Ltd [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 13,474	12,051
Claim amount	₩ 13,474	$ 12,051
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO INDIA HOLDINGS PRIVATE LIMITED [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 3,518		220,000
Claim amount	₩ 3,518		220,000
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Turkey [Member]
Disclosure of contingent liabilities [line items]
Legal actions	8
Claim amount	₩ 22							₺ 102
Claim amount	₩ 22							102
Description	Lawsuit over industrial accidents and others
Litigations in progress [member] | POSCO India Steel Distribution Center Private Ltd [member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 3,578		223,795
Claim amount	₩ 3,578		₨ 223,795
Description	Lawsuit on claim for tax restitution
Litigations in progress [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 690								4,240
Claim amount	₩ 690								¥ 4,240
Description	Lawsuit over contract dispute
Litigations in progress [member] | Brazil Sao Paulo Steel Processing Center [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 1,346						4,671
Claim amount	₩ 1,346						4,671
Description	Lawsuit on claim for labor and others
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	148
Claim amount	₩ 44,944						156,011
Claim amount	₩ 44,944						R$ 156,011
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | Turkey [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 1,027							4,870
Claim amount	₩ 1,027							₺ 4,870
Description	Lawsuit on compensation
Litigations in progress [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 3,305
Claim amount | ₩	₩ 3,305
Description	Lawsuit on claim for payment